Fair Value of Financial Instruments (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Abstract]
Available-for-Sale Marketable Securities Measured at Fair Value on Recurring Basis
The available-for-sale marketable securities primarily consist of investment-grade, U.S.-dollar-denominated fixed and floating rate debt, measured at fair value on a recurring basis.

	September 30, 2023		December 31, 2022
(in thousands)	Fair Value	Level 1	Fair Value	Level 1
Marketable securities	$0	$0	$569	$569

The available-for-sale marketable securities primarily consist of investment-grade, U.S. dollar-denominated fixed and floating-rate debt, measured at fair value on a recurring basis.

	2022		2021
(Dollars in thousands)	Fair Value	Level 1	Fair Value	Level 1
Marketable securities	$569	$569	$15,463	$15,463

Roll-Forward of Fair Value of Level 3 Warrants
The following is a roll-forward of the fair value of the Level 3 warrants:

(in thousands)
Balance at December 31, 2022	$6,868
Change in fair value	755
Balance at January 4, 2023 (revaluation date)	7,623
Warrants reclassified to equity	(7,623)
Balance at September 30, 2023	$—

The following is a roll-forward of the fair value of Level 3 warrants:

(in thousands)
October 18, 2022 warrant issuance	$18,695
Change in fair value	(11,827)
Ending balance December 31, 2022	$6,868